Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Series A Preferred Stock Vote	Dec. 31, 2012 Series B Preferred Stock Vote	Dec. 31, 2012 Series C Preferred Stock Vote	Dec. 31, 2012 Series D Preferred Stock Vote	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock Minimum	Dec. 31, 2012 Series 1 Preferred Stock Vote	Dec. 31, 2011 Series 1 Preferred Stock
Class of Stock [Line Items]
Cash dividend annual rate	8.00%
Original issue price of stock		$ 10.00	$ 13.10	$ 14.15	$ 14.15	$ 14.15		$ 14.15	$ 14.15
Proceeds from initial public offering that will trigger conversion of preferred stock	$ 50.0
Preferred stock redemption price					$ 14.15
Number of votes per common stock the preferred stock converts into		1	1	1	1			0
Percentage of outstanding convertible preferred stock							50.00%
Percentage of voting power required for change in control	50.00%